Expense Example, No Redemption (Vanguard Energy Fund Participant)	Vanguard Energy Fund Vanguard Energy Fund - Investor Shares 2/1/2014 - 1/31/2015 USD ($)
Expense Example, No Redemption:
1 YEAR	38
3 YEAR	119
5 YEAR	208
10 YEAR	468